Taxes - Income tax - Deferred tax assets and liabilities by type - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 3,709	€ 3,704	€ 4,144
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	2,000
Deferred tax assets recognized	400
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 700